UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-01494

GENERAL ELECTRIC RSP U.S. EQUITY FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 09/30/14

Item 1.	Schedule of Investments.

GE RSP U.S. Equity Fund

Schedule of Investments—September 30, 2014 (Unaudited)

Common Stock—98.8% †	Number of Shares	Fair Value
Aerospace & Defense—4.4%
General Dynamics Corp.	559,680	$71,129,731
Hexcel Corp.	247,960	9,844,012	(a)
Honeywell International Inc.	1,146,187	106,732,934
The Boeing Co.	200,728	25,568,733
United Technologies Corp.	209,814	22,156,358
		235,431,768
Agricultural Products—1.3%
Archer-Daniels-Midland Co.	1,308,277	66,852,955
Air Freight & Logistics—0.4%
United Parcel Service Inc., Class B	236,151	23,211,282
Airlines—0.4%
Delta Air Lines Inc.	590,378	21,342,165
Application Software—0.7%
Intuit Inc.	425,072	37,257,561
Asset Management & Custody Banks—4.7%
Ameriprise Financial Inc.	625,800	77,211,204
Invesco Ltd.	2,160,782	85,307,673
State Street Corp.	1,194,924	87,958,356	(b)
		250,477,233
Auto Parts & Equipment—0.2%
TRW Automotive Holdings Corp.	94,461	9,564,176	(a)
Automobile Manufacturers—0.5%
Ford Motor Co.	1,794,748	26,544,323
Automotive Retail—0.3%
AutoZone Inc.	30,699	15,646,052	(a)
Biotechnology—4.9%
Alexion Pharmaceuticals Inc.	198,367	32,893,216	(a)
Amgen Inc.	1,062,679	149,263,892
Gilead Sciences Inc.	750,962	79,939,905	(a)
		262,097,013
Broadcasting—1.0%
CBS Corp., Class B	377,843	20,214,601
Discovery Communications Inc., Class C	817,083	30,460,854	(a)
		50,675,455
Cable & Satellite—2.8%
Comcast Corp., Class A	897,373	48,260,720
Comcast Corp., Special Class A	793,468	42,450,538
Liberty Global PLC, Class C	1,379,122	56,564,689	(a)
		147,275,947
Casinos & Gaming—0.5%
Las Vegas Sands Corp.	425,072	26,443,729
Commodity Chemicals—1.6%
LyondellBasell Industries N.V., Class A	767,491	83,395,572
Communications Equipment—3.9%
Cisco Systems Inc.	3,929,554	98,906,874
QUALCOMM Inc.	1,480,667	110,709,472
		209,616,346
Consumer Finance—1.3%
American Express Co.	814,721	71,320,676
Data Processing & Outsourced Services—1.1%
Visa Inc., Class A	264,489	56,434,018
Department Stores—0.4%
Macy’s Inc.	349,504	20,334,143

Diversified Banks—5.9%
Bank of America Corp.	1,676,671	28,587,240
Citigroup Inc.	1,818,363	94,227,571
JPMorgan Chase & Co.	2,173,678	130,942,363
Wells Fargo & Co.	1,204,371	62,470,724
		316,227,898
Drug Retail—0.8%
CVS Health Corp.	543,147	43,229,070
Electric Utilities—0.3%
NextEra Energy Inc.	188,920	17,735,810
Electrical Components & Equipment—1.3%
Eaton Corp. PLC	1,076,853	68,240,175
Fertilizers & Agricultural Chemicals—1.0%
Monsanto Co.	495,917	55,795,622
General Merchandise Stores—1.4%
Dollar General Corp.	590,377	36,077,938	(a)
Target Corp.	590,376	37,004,768
		73,082,706
Healthcare Distributors—0.5%
Cardinal Health Inc.	366,035	27,423,342
Healthcare Equipment—3.5%
Abbott Laboratories	850,143	35,357,447
Boston Scientific Corp.	5,549,549	65,540,174	(a)
Covidien PLC	887,929	76,814,738
Stryker Corp.	141,692	11,441,629
		189,153,988
Healthcare Services—0.6%
Express Scripts Holding Co.	472,305	33,358,902	(a)
Healthcare Supplies—0.5%
The Cooper Companies Inc.	179,474	27,953,075
Home Improvement Retail—1.7%
Lowe’s Companies Inc.	1,688,481	89,354,414
Household Products—0.2%
Energizer Holdings Inc.	94,460	11,638,417
Independent Power Producers & Energy Traders—1.4%
AES Corp.	2,420,549	34,323,385
Calpine Corp.	1,015,448	22,035,222	(a)
NRG Energy Inc.	628,161	19,146,347
		75,504,954
Industrial Machinery—0.7%
Dover Corp.	459,529	36,913,965
Integrated Oil & Gas—6.4%
Cenovus Energy Inc.	1,346,059	36,182,066
Chevron Corp.	500,641	59,736,484
Exxon Mobil Corp.	1,126,441	105,941,776
Hess Corp.	680,115	64,148,447
Occidental Petroleum Corp.	753,323	72,432,006
		338,440,779
Integrated Telecommunication Services—1.1%
Verizon Communications Inc.	1,133,525	56,664,915
Internet Retail—0.7%
Amazon.com Inc.	118,075	38,072,103	(a)
Internet Software & Services—4.1%
Baidu Inc. ADR	264,489	57,719,434	(a)
eBay Inc.	793,468	44,934,093	(a)
Facebook Inc., Class A	250,320	19,785,293	(a)
Google Inc., Class A	114,297	67,253,498	(a)
Google Inc., Class C	51,953	29,995,584	(a)
		219,687,902

Investment Banking & Brokerage—0.6%
The Charles Schwab Corp.	1,086,294	31,926,181
Life & Health Insurance—0.5%
MetLife Inc.	472,302	25,372,063
Life Sciences Tools & Services—0.2%
PerkinElmer Inc.	283,382	12,355,455
Movies & Entertainment—1.7%
The Walt Disney Co.	401,457	35,741,716
Time Warner Inc.	722,623	54,348,476
		90,090,192
Multi-Line Insurance—3.6%
American International Group Inc.	1,738,072	93,890,650
Genworth Financial Inc., Class A	708,454	9,280,747	(a)
The Hartford Financial Services Group Inc.	2,326,087	86,646,741
		189,818,138
Oil & Gas Equipment & Services—3.7%
Cameron International Corp.	389,649	25,864,901	(a)
Halliburton Co.	1,003,642	64,744,945
Schlumberger Ltd.	991,834	100,859,599
Weatherford International PLC	236,151	4,911,941	(a)
		196,381,386
Oil & Gas Exploration & Production—1.0%
Anadarko Petroleum Corp.	160,584	16,289,641
Marathon Oil Corp.	920,989	34,619,976
		50,909,617
Packaged Foods & Meats—1.1%
Mondelez International Inc., Class A	1,723,901	59,069,468
Pharmaceuticals—7.7%
Actavis PLC	590,377	142,446,162	(a)
GlaxoSmithKline PLC ADR	212,536	9,770,280
Johnson & Johnson	864,313	92,127,123
Merck & Company Inc.	1,076,848	63,835,549
Pfizer Inc.	3,471,419	102,649,860
		410,828,974
Publishing—0.1%
Tribune Media Co., Class A	47,230	3,107,734	(a)
Railroads—0.1%
CSX Corp.	236,152	7,571,033
Regional Banks—1.1%
Regions Financial Corp.	5,714,857	57,377,164
Research & Consulting Services—0.3%
Nielsen N.V.	330,612	14,656,030
Semiconductor Equipment—0.3%
Applied Materials Inc.	826,528	17,861,270
Semiconductors—0.1%
Analog Devices Inc.	129,882	6,427,860
Soft Drinks—3.2%
Coca-Cola Enterprises Inc.	1,575,128	69,872,678
PepsiCo Inc.	1,107,549	103,101,736
		172,974,414

Specialized Finance—1.8%
CME Group Inc.		741,514	59,287,752
McGraw Hill Financial Inc.		448,687	37,891,617
			97,179,369
Specialized REITs—0.6%
American Tower Corp.		342,982	32,113,405
Specialty Chemicals—0.2%
PPG Industries Inc.		42,507	8,362,827
Specialty Stores—0.6%
Dick’s Sporting Goods Inc.		732,068	32,123,144
Systems Software—0.5%
Microsoft Corp.		247,959	11,495,379
Oracle Corp.		377,842	14,463,792
			25,959,171
Technology Hardware, Storage & Peripherals—6.3%
Apple Inc.		1,190,203	119,912,952
EMC Corp.		4,416,026	129,212,921
Hewlett-Packard Co.		2,432,355	86,275,632
			335,401,505
Wireless Telecommunication Services—1.0%
SBA Communications Corp.		496,627	55,075,934	(a)
Total Common Stock (Cost $4,014,894,059)			5,265,340,785

		Principal Amount	Fair Value

Short-Term Investments—1.1%
Time Deposit—1.1%
State Street Corp.
0.01%	10/01/14	$57,918,614	$57,918,614	(b)
(Cost $57,918,614)

Total Investments (Cost $4,072,812,673)			5,323,259,399

Other Assets and Liabilities, net—0.1%			5,745,155

NET ASSETS—100.0%			$5,329,004,554

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of September 30, 2014.

Abbreviations:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

Security Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GE Asset Management Incorporated (“GEAM”) performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s net asset value (“NAV”).

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund could incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2014:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
Common Stock	$5,265,340,785	$—	$—	$5,265,340,785
Short-Term Investments	—	57,918,614	—	57,918,614

Total Investments in Securities	$5,265,340,785	$57,918,614	$—	$5,323,259,399

†	See Schedule of Investments for Industry Classification

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

INCOME TAXES

At September 30, 2014, information on the tax cost of investments was as follows:

Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
$4,083,683,735	$1,278,662,670	$(39,087,006)	$1,239,575,664

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)
(17 CFR 270.30a-3 (c))) are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric RSP U.S. Equity Fund

General Electric RSP Income Fund

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: November 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: November 20, 2014

By:	/S/ ARTHUR A. JENSEN
Arthur A. Jensen
Treasurer, GE RSP Funds

Date: November 20, 2014